Consolidated Statements of Cash Flows (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Net realized capital (gains) losses (related party 2022: $990)	$ (317)
Amortization of deferred reinsurance gain (related party 2022: $27)	(33)
Affiliated Entity
Net realized capital (gains) losses (related party 2022: $990)	990
Amortization of deferred reinsurance gain (related party 2022: $27)	$ 27